UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03171

Value Line U.S. Government Securities, Fund, Inc
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: August 31,2009

Date of reporting period: May 31, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 5/31/09 is included with this Form.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)			May 31, 2009

Principal			Maturity
Amount		Rate	Date	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (87.6%)

	FEDERAL FARM CREDIT BANK (9.3%)
$3,000,000	Federal Farm Credit Bank	3.50%	10/3/11	$3,150,420
1,000,000	Federal Farm Credit Bank	4.85	10/25/12	1,091,732
1,000,000	Federal Farm Credit Bank	2.63	4/17/14	988,808
3,000,000	Federal Farm Credit Bank	5.70	7/3/17	3,299,544
8,000,000	TOTAL FEDERAL FARM CREDIT BANK
	(Cost $8,031,680)			8,530,504

	FEDERAL HOME LOAN BANK (11.5%)
1,000,000	Federal Home Loan Bank	4.25	6/10/11	1,061,414
1,000,000	Federal Home Loan Bank	3.63	5/29/13	1,044,838
2,500,000	Federal Home Loan Bank	3.63	10/18/13	2,595,470
1,000,000	Federal Home Loan Bank	4.50	11/14/14	1,071,556
1,000,000	Federal Home Loan Bank	5.00	11/17/17	1,065,683
3,000,000	Federal Home Loan Bank	7.45	2/3/20	3,706,077
9,500,000	TOTAL FEDERAL HOME LOAN BANK
	(Cost $10,047,385)			10,545,038

	FEDERAL HOME LOAN MORTGAGE CORPORATION (33.5%)
875,568	Federal Home Loan Mortgage Corporation REMIC Trust Series 3197 Class AB	5.50	8/15/13	893,709
1,500,000	Federal Home Loan Mortgage Corporation	2.50	1/7/14	1,492,957
1,000,000	Federal Home Loan Mortgage Corporation	4.50	1/15/15	1,082,083
633,482	Federal Home Loan Mortgage Corporation REMIC Trust Series 2849 Class VA	5.00	8/15/15	672,860
569,966	Federal Home Loan Mortgage Corporation REMIC Trust Series R003 Class AG	5.13	10/15/15	579,656
800,205	Federal Home Loan Mortgage Corporation REMIC Trust Series 2767 Class CA	4.00	9/15/17	827,207
15,649	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226	5.00	11/1/17	16,325
1,000,000	Federal Home Loan Mortgage Corporation	5.13	11/17/17	1,084,477
269,665	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499	5.00	12/1/17	281,325
18,133	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829	5.00	12/1/17	18,918
596,316	Federal Home Loan Mortgage Corporation REMIC Trust Series 2892 Class DC	4.50	12/15/17	613,869
873,651	Federal Home Loan Mortgage Corporation REMIC Trust Series 2643 Class ME	3.50	3/15/18	892,088
16,141	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960	5.00	9/1/18	16,839
48,995	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822	5.00	3/1/19	51,114
44,467	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398	4.50	12/1/19	45,926
313,910	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044	4.50	3/1/20	323,422
160,151	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034	4.50	4/1/20	165,004
40,730	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118	5.00	10/1/20	42,300
518,974	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139	5.00	10/1/20	538,981
41,230	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986	5.00	4/1/21	42,755
51,937	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319	5.00	6/1/21	53,940
183,557	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233	5.00	8/1/21	190,346
1,203,917	Federal Home Loan Mortgage Corporation Gold PC Pool #G12381	5.00	9/1/21	1,250,328
630,974	Federal Home Loan Mortgage Corporation REMIC Trust Series 2773 Class DA	5.00	6/15/22	652,075
113,610	Federal Home Loan Mortgage Corporation REMIC Trust Series 2937 Class JC	5.00	9/15/22	114,345
1,649,710	Federal Home Loan Mortgage Corporation Gold PC Pool #J08096	5.00	6/1/23	1,708,060
860,710	Federal Home Loan Mortgage Corporation Gold PC Pool #J08202	5.00	7/1/23	891,287
915,380	Federal Home Loan Mortgage Corporation Gold PC Pool #J09098	5.00	12/1/23	947,756
531,100	Federal Home Loan Mortgage Corporation REMIC Trust Series 3132 Class MA	5.50	12/15/23	549,875
1,000,000	Federal Home Loan Mortgage Corporation Gold PC Pool #J09739	4.50	5/1/24	1,024,152
588,321	Federal Home Loan Mortgage Corporation REMIC Trust Series 3147 Class YE	5.50	7/15/24	607,892
1,000,000	Federal Home Loan Mortgage Corporation REMIC Trust Series 2690 Class OE	5.00	11/15/28	1,048,537
991,893	Federal Home Loan Mortgage Corporation Gold PC Pool #C91239	4.50	3/1/29	1,005,540
1,000,000	Federal Home Loan Mortgage Corporation	6.75	3/15/31	1,237,781
592,464	Federal Home Loan Mortgage Corporation REMIC Trust Series 3061 Class HA	5.50	4/15/31	604,078
970,483	Federal Home Loan Mortgage Corporation REMIC Trust Series 2878 Class AQ	5.00	5/15/31	997,405
880,248	Federal Home Loan Mortgage Corporation REMIC Trust Series 2761 Class AB	5.00	8/15/31	909,591
395,289	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA	3.50	9/15/31	402,108

1

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal			Maturity
Amount		Rate	Date	Value

$262,781	Federal Home Loan Mortgage Corporation REMIC Trust Series 2594 Class OR	4.25%	6/15/32	$267,012
1,181,473	Federal Home Loan Mortgage Corporation Gold PC Pool #C77717	6.00	3/1/33	1,246,011
834,883	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526	5.00	1/1/35	856,060
374,987	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633	5.00	1/1/35	384,498
435,965	Federal Home Loan Mortgage Corporation Pool #783022 (1)	4.43	2/1/35	440,668
478,447	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491	5.00	1/1/37	490,284
308,596	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184	5.00	1/1/37	316,230
736,307	Federal Home Loan Mortgage Corporation Gold PC Pool #A56467	5.50	1/1/37	761,687
1,268,808	Federal Home Loan Mortgage Corporation Gold PC Pool #A59334	5.50	4/1/37	1,311,947
849,191	Federal Home Loan Mortgage Corporation Gold PC Pool #A80938	5.50	8/1/38	878,016
29,628,264	TOTAL FEDERAL HOME LOAN MORTGAGE
	CORPORATION (Cost $29,779,214)			30,829,324

	FEDERAL NATIONAL MORTGAGE ASSOCIATION (27.7%)
900,000	Federal National Mortgage Association	3.75	6/25/10	901,925
206,452	Federal National Mortgage Association Pool #255325	4.50	7/1/11	214,135
5,000,000	Federal National Mortgage Association	2.75	3/13/14	5,016,530
53,110	Federal National Mortgage Association Pool #511823	5.50	5/1/16	55,855
49,224	Federal National Mortgage Association Pool #615289	5.50	12/1/16	51,768
162,502	Federal National Mortgage Association Pool #622373	5.50	12/1/16	170,899
98,665	Federal National Mortgage Association Pool #631328	5.50	2/1/17	103,702
133,533	Federal National Mortgage Association Pool #623503	6.00	2/1/17	141,685
12,699	Federal National Mortgage Association Pool #643277	5.50	4/1/17	13,347
14,154	Federal National Mortgage Association Pool #638247	5.50	5/1/17	14,877
742,433	Federal National Mortgage Association REMIC Trust Series 2003-52 Class KR	3.50	7/25/17	756,707
265,621	Federal National Mortgage Association Pool #254684	5.00	3/1/18	276,985
87,633	Federal National Mortgage Association Pool #685183	5.00	3/1/18	91,382
101,481	Federal National Mortgage Association Pool #703936	5.00	5/1/18	105,823
986,607	Federal National Mortgage Association Pool #780956	4.50	5/1/19	1,018,970
397,815	Federal National Mortgage Association Pool #790984	5.00	7/1/19	413,841
413,265	Federal National Mortgage Association Pool #786915	5.00	8/1/19	429,914
1,028,221	Federal National Mortgage Association Pool #735063	4.50	12/1/19	1,061,949
270,025	Federal National Mortgage Association REMIC Trust Series 2003-28 Class KA	4.25	3/25/22	277,573
696,352	Federal National Mortgage Association REMIC Trust Series 2003-17 Class ED	4.25	9/25/22	718,941
286,822	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC	5.00	3/25/23	300,238
131,579	Federal National Mortgage Association Pool #412682	6.00	3/1/28	139,399
180,652	Federal National Mortgage Association Pool #425239	6.50	4/1/28	195,325
634,939	Federal National Mortgage Association REMIC Trust Series 2003-26 Class AW	4.00	4/25/30	641,481
1,000,000	Federal National Mortgage Association REMIC Trust Series 2006-102 Class PB	5.00	4/25/30	1,036,940
1,000,000	Federal National Mortgage Association	7.25	5/15/30	1,300,240
1,287	Federal National Mortgage Association Pool #568625	7.50	1/1/31	1,419
98,256	Federal National Mortgage Association Pool #571090	7.50	1/1/31	108,278
1,862	Federal National Mortgage Association Pool #573935	7.50	3/1/31	2,052
41,337	Federal National Mortgage Association Pool #629297	6.50	2/1/32	44,591
397,335	Federal National Mortgage Association Pool #626440	7.50	2/1/32	435,757
45,536	Federal National Mortgage Association Pool #634996	6.50	5/1/32	49,064
69,027	Federal National Mortgage Association Pool #254383	7.50	6/1/32	75,702
251,957	Federal National Mortgage Association Pool #254476	5.50	9/1/32	261,891
8,362	Federal National Mortgage Association Pool #688539	5.50	3/1/33	8,683
395,305	Federal National Mortgage Association Pool #650386	5.00	7/1/33	406,365
382,059	Federal National Mortgage Association Pool #726889	5.50	7/1/33	396,764
410,389	Federal National Mortgage Association Pool #759028	5.50	1/1/34	426,185
234,296	Federal National Mortgage Association Pool #769862	5.50	2/1/34	243,167
227,705	Federal National Mortgage Association Pool #761913	5.50	2/1/34	236,326
231,718	Federal National Mortgage Association Pool #763393	5.50	2/1/34	240,637
24,034	Federal National Mortgage Association Pool #769682	5.00	3/1/34	24,684
792,730	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB	5.00	4/25/34	835,190
18,939	Federal National Mortgage Association Pool #778141	5.00	5/1/34	19,451
350,172	Federal National Mortgage Association Pool #773586	5.50	6/1/34	363,431
370,436	Federal National Mortgage Association Pool #255311	6.00	7/1/34	390,366

2

Value Line U.S. Government Securities Fund, Inc.

May 31, 2009

Principal			Maturity
Amount		Rate	Date	Value
$14,615	Federal National Mortgage Association Pool #258149	5.50%	9/1/34	$15,168
4,079	Federal National Mortgage Association Pool #789150	5.00	10/1/34	4,189
542,638	Federal National Mortgage Association Pool #255496	5.00	11/1/34	557,312
53,192	Federal National Mortgage Association Pool #797154	5.50	11/1/34	55,206
122,402	Federal National Mortgage Association Pool #801063	5.50	11/1/34	127,037
212,763	Federal National Mortgage Association Pool #803675	5.50	12/1/34	220,819
247,882	Federal National Mortgage Association Pool #804683	5.50	12/1/34	257,268
462,136	Federal National Mortgage Association Pool #815813 (1)	4.59	2/1/35	474,756
40,851	Federal National Mortgage Association Pool #255580	5.50	2/1/35	42,398
534,537	Federal National Mortgage Association Pool #735224	5.50	2/1/35	555,111
565,038	Federal National Mortgage Association Pool #896016	6.00	8/1/36	592,790
712,172	Federal National Mortgage Association Pool #901561	5.50	10/1/36	737,469
897,714	Federal National Mortgage Association Pool #919584	6.00	6/1/37	941,103
870,186	Federal National Mortgage Association Pool #943647	5.50	7/1/37	900,688
24,486,731	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
	(Cost $24,737,105)			25,501,748

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (5.6%)
180,058	Government National Mortgage Association Pool #003645	4.50	12/20/19	186,258
10,749	Government National Mortgage Association Pool #541349	6.00	4/15/31	11,339
3,583	Government National Mortgage Association Pool #557681	6.00	8/15/31	3,780
88,318	Government National Mortgage Association Pool #548880	6.00	12/15/31	93,167
1,496,370	Government National Mortgage Association	5.00	3/16/32	1,568,662
81,232	Government National Mortgage Association Pool #551762	6.00	4/15/32	85,616
40,235	Government National Mortgage Association Pool #582415	6.00	11/15/32	42,407
311,146	Government National Mortgage Association Pool #604485	6.00	7/15/33	327,743
154,038	Government National Mortgage Association Pool #622603	6.00	11/15/33	162,255
6,785	Government National Mortgage Association Pool #429786	6.00	12/15/33	7,147
223,833	Government National Mortgage Association Pool #605025	6.00	2/15/34	235,353
8,761	Government National Mortgage Association Pool #626480	6.00	2/15/34	9,212
2,000,000	Government National Mortgage Association	4.50	2/16/34	2,066,660
85,643	Government National Mortgage Association Pool #610944	5.50	4/15/34	89,184
212,632	Government National Mortgage Association Pool #583008	5.50	6/15/34	221,424
91,413	Government National Mortgage Association Pool #605245	5.50	6/15/34	95,192
4,994,796	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
	(Cost $5,145,005)			5,205,399
76,609,791	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $77,740,389)			80,612,013

U.S. TREASURY OBLIGATIONS (3.6%)
1,150,910	U.S. Treasury Notes (2)	2.00	1/15/14	1,185,796
1,000,000	U.S. Treasury Notes	4.00	2/15/15	1,072,734
1,000,000	U.S. Treasury Notes	4.13	5/15/15	1,078,828
3,150,910	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $3,273,989)			3,337,358
	TOTAL INVESTMENT SECURITIES (91.2%)
	(Cost $81,014,378)			83,949,371

3

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

REPURCHASE AGREEMENT
(3) (7.2%)
$6,600,000	With Morgan Stanley, 0.13%, dated 5/29/09, due 6/1/09, delivery value $6,600,072 (collateralized by
	$6,860,000 U.S. Treasury Notes 1.75%, due 01/31/14 with a value of $6,759,789)	$6,600,000
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)	1,437,142

	NET ASSETS (4) (100.0%)	$91,986,513

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING
	SHARE ($91,986,513 ÷ 7,681,893 shares outstanding)	$11.97

(1)	Adjustable rate security. The rate shown is as of May 31, 2009.
(2)	Treasury Inflation Protected Security (TIPS).
(3)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(4)
For federal income tax purposes, the aggregate cost was $87,614,378, aggregate gross unrealized appreciation was $3,102,983, aggregate gross unrealized depreciation was $167,991 and the net unrealized appreciation was $2,934,992.

4

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$-	-
Level 2 - Other Significant Observable Inputs	90,549,371	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$90,549,371	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 5/31/09, there were no Level 1 or 3 investments.

Item 2.    Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date: July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date: July 23, 2009